Inx Token Warrant Liability (Details) - Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants - INX Tokens Warrants [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares
Bottom of range [Member]
Inx Token Warrant Liability (Details) - Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants [Line Items]
Expected volatility of the token prices	63.00%
Risk-free interest rate	0.19%
Expected life of warrant (years)	3 months	[1]
Exercise price (in Dollars per share)	$ 0.01
Top of range [Member]
Inx Token Warrant Liability (Details) - Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants [Line Items]
Expected volatility of the token prices	99.00%
Risk-free interest rate	1.52%
Expected life of warrant (years)	4 years	[1]
Exercise price (in Dollars per share)	$ 2.11

[1]	INX Token warrant granted with no expiration date were valued as the INX Token fair value.